Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at FVTPL
20. FINANCIAL LIABILITIES AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Financial instruments at fair value through profit or loss measured at fair value	4,873,458	8,952,399

Total	4,873,458	8,952,399

(2)	Financial liabilities at fair value through profit or loss measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Deposits
Gold banking liabilities	65,016	35,161
Borrowings
Securities sold	241,174	12,113
Derivative liabilities	4,567,268	8,905,125

Total	4,873,458	8,952,399